Cover	Sep. 08, 2022
Cover [Abstract]
Entity Registrant Name	NAMI CORP.
Entity Central Index Key	0001567388
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 08, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	61-1693116
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-187007
Entity Address Address Line 1	112 North Curry Street
Entity Address City Or Town	Carson City
Entity Address Postal Zip Code	89703
City Area Code	603
Local Phone Number	095158380